President's letter


Dear Oberweis Funds Shareholder:

In my April 3rd letter to you I stated, "We believe that the outlook for reasonably priced rapidly growing companies is excellent and the prices on such stocks, especially small and mid-cap growth stocks, are now quite reasonable. It is always hard to buy stocks at the best times to buy. It is hard to buy now. We believe this may be a good time." It turned out to be a great time. For the 2nd quarter, the Micro-Cap Portfolio was up 23.46%, the Emerging Growth Portfolio gained 24.44%, and the Mid-Cap Portfolio added 29.74%. These gains comfortably exceeded the 14.29% gain by the Russell 2000 Index (a small-cap stock index) and the 17.97% gain for the Russell 2000 Growth Index (the "growth stock" portion of the Russell 2000), as well as the 5.85% gain by the S&P 500. The quarter's gains reversed most of the difficult 1st quarter's losses. In fact, for the first half the Micro-Cap Portfolio gained 19.72% and the Emerging Growth Portfolio gained 9.34%, though Mid-Cap was still down 21.26%. The Russell 2000 Growth was up
 .04%, the Russell 2000 up 6.85%, and the S&P 500 down 6.68% for the first half. These numbers certainly indicate that small-cap stocks are once again performing better than large-cap stocks so far this year, as they have generally been doing for the last two plus years. However, we believe the strong performance by large-cap stocks during the last half of the last decade resulted in such relatively attractive valuations for small-cap stocks compared to large-cap stocks that we are likely to see several more years of outperformance by small-caps.

Stocks were up sharply in the quarter, but not because investors are expecting great second quarter earnings. The market seems to be anticipating, rightly or wrongly, that we have reached a trough in the economic cycle and that better times are right around the corner. Fueling excitement among investors is the fact that the Federal Reserve has cut interest rates six times over the last year, energy prices are falling off their peak, inflation is still in check, and individual taxpayers will be receiving a tax rebate check in their mailbox shortly. All of this optimism may be premature. Corporate earnings are still extremely weak and management teams are increasingly citing weakening business conditions in Europe as a reason to lower earnings expectations. Layoffs are increasing and it may be unlikely that consumer spending will remain robust. Nevertheless, we continue to be fully invested to take advantage of a possible upswing in future economic growth. It is typical for the stock market to lead an economic recovery by 6-9 months.

The current economic weakness is being reflected in the best and worst performing names in the Russell 2000 Growth Index. On a year-to-date basis, the index is showing significantly better price performance for those stocks having smaller market caps and lower price to earnings ratios. For example, the smallest quintile of stocks, in terms of market cap, is up +21.9%, while the largest quintile is down -9.5%. Also, the smallest quintile of stocks, in terms of price to earnings ratios, is up +28.7%, while the largest quintile is down -25.0%.

Effective July 1, 2001, Frank Russell Company completed its annual reconstitution of their indices. As usual, the Russell 2000 Growth Index gets shaken up quite a bit, with 541 names being added to the index and 444 names being deleted. The market cap ranges from $146 million on the low end to $1.4 billion on the high end. The largest sector weighting increase is in technology, which increases from 25.5% to 30.5%. The financial services sector loses the most weighting, falling from 7.8% to 5.7%. Interestingly, a full 27% of the companies in the newly reconstituted index do not have any earnings. While we closely monitor all the changes in the composition of the index, we do not anticipate making any portfolio changes simply because of the annual reconstitution.

All three portfolios have average growth rates in excess of 60%, as has been the case for most quarters, yet average PE ratios were only 16.6 times `01 estimated earnings for Micro-Cap, 24.9 for Emerging Growth and 25.2 for Mid-Cap. Based on estimated `02 earnings, the average PE ratios are only 13.4, 20.1, and 19.9 respectively. In our opinion, such low PE to growth rate numbers suggest the possibility of further outperformance of the market for these funds. The weighted average market caps for the three Portfolios as of June 30 were approximately $160 million, $1 billion, and $2.2 billion.

Portfolio shares are available through both our custodian bank and our distributor, Oberweis Securities, as well as through many mutual fund "supermarkets" without any transaction fees (though Mid-Cap and Micro-Cap have a 0.25% redemption charge which benefits the remaining fund shareholders, not the distributor). If you have any questions about the Portfolio's investment policies, please feel free to call me or either of our two other portfolio managers, Jim Oberweis, Jr. or Martin Yokosawa. We're normally available from 7:30 AM until 6:00 PM Central time and from 9:30 until noon on Saturday at 800-323-6166 or 630-801-6000 in the Chicago area. Please visit our website at www.oberweis.net.

                                   Sincerely,

                                   /s/ James D. Oberweis

                                   James D. Oberweis
                                   President



                          Average Annual Total Returns
                                 as of 6/30/01


                             One           Five        Ten Years/
                             Year          Year      Since Inception
            ---------------------------------------------------------
            OBEGX          -14.85%        +6.01%        +14.35%

            OBMCX           +2.63%        +6.03%        +12.01%*

            OBMDX          -42.47%          --          +14.75%*

*Since inception returns are from commencement of operations on 1/1/96 for the Micro-Cap Portfolio, and 9/15/96 for the Mid-Cap Portfolio. Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Fund invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                            Portfolio of Investments

                       June 30, 2001 (value in thousands)


 Shares       Company (Closing Price)                        Value
------------------------------------------------------------------

            COMMON STOCKS - 96.2%
            Banking - 0.5%
    15,000  Wilson Greatbatch Tech, Inc. @ 29.000          $   435
                                                           -------
            Commercial Services - Security - 1.2%
    30,000  Interloqix, Inc. @ 36.500                        1,095
                                                           -------
            Computer - Manufacturers - 1.2%
   *28,900  Digital Lightwave, Inc. @ 36.960                 1,068
                                                           -------
            Computer - Networking - 0.4%
    20,000  RADWARE, Ltd. @ 18.050                             361
                                                           -------
            Computer - Optical Recognition - 1.7%
   *40,000  Optimal Robotics Corp. @ 38.000                  1,520
                                                           -------
            Computer Software - Desktop - 1.4%
    18,000  Creo Products, Inc. @ 18.390                       331
    50,000  Verity, Inc. @ 19.950                              998
                                                           -------
                                                             1,329
                                                           -------
            Computer Software - Enterprise - 6.5%
    40,000  Caminus Corp. @ 26.970                           1,079
   *40,000  Intranet Solutions, Inc. @ 38.050                1,522
    60,000  MetaSolv, Inc. @ 7.930                             476
    40,000  Moldflow Corp. @ 15.410                            616
    20,000  OPNET Technologies, Inc. @ 17.870                  357
    50,000  Synplicity, Inc. @ 10.010                          501
    30,000  TTI Team Telecom @ 19.440                          583
    50,000  Verisity, Inc. @ 16.000                            800
                                                           -------
                                                             5,934
                                                           -------
            Computer Software - Finance - 0.9%
  *70,000   Carreker Corp. @ 21.500                            860
                                                           -------
            Electrical - Equipment / Components - 1.1%
   20,000   Astropower, Inc. @ 52.140                        1,043
                                                           -------
            Electronics - Components / -
            Semiconductors - 5.8%
   40,000   IXYS Corp. @ 15.600                                624
  *40,000   QLogic Corp. @ 64.450                            1,934
   50,000   Pemstar, Inc. @ 14.680                             734
  *10,000   Pericom Semiconductor Corp. @ 15.720               157
  *19,500   Rudolph Technologies, Inc. @ 47.000                917
   60,000   Virage Logic Corp. @ 15.490                        929
                                                           -------
                                                             5,295
                                                           -------
            Electronic- Measuring Instruments - 0.2%
   10,000   Measurement Specialities, Inc. @ 15.760            158
                                                           -------
            Fiber Optic Components - 2.5%
  100,000   Optical Communication
            Products, Inc. @ 10.640                          1,064
  100,000   Stratos Lightwave, Inc. @ 13.000                 1,300
                                                           -------
                                                             2,364
                                                           -------
            Financial Services - Misc. - 1.0%
   40,000   Actrade Financial Tech., Ltd. @ 23.640             946
                                                           -------
            Food - Miscellaneous - 3.7%
  200,000   Monterey Pasta Company @ 7.950                   1,590
  120,000   Suprema Specialities, Inc. @ 14.750              1,770
                                                           -------
                                                             3,360
                                                           -------
            Insurance - Life - 1.2%
   50,000   Scottish Annuity & Life
            Holding, Ltd. @ 17.000                             850
   35,000   Universal American Financial @ 6.210               217
                                                           -------
                                                             1,067
                                                           -------
            Internet - E Commerce - 1.3%
   47,100   FTD.COM, Inc. @ 7.080                              333
   50,000   Multex.com, Inc. @ 16.250                          812
                                                           -------
                                                             1,145
                                                           -------
            Internet Network Services - 2.9%
   50,000   PEC Solutions, Inc. @ 22.100                     1,105
   20,000   RADVision, Ltd. @ 6.190                            124
  *55,000   Sonicwall, Inc. @ 25.210                         1,386
                                                           -------
                                                             2,615
                                                           -------
            Leisure - Products - 0.3%
   30,000   De Rigo S.p.A. @ 8.630                             259
                                                           -------
            Medical / Dental Services - 9.9%
 *120,000   Advanced PCS, Inc. @ 64.050                      7,686
   15,000   ICON plc @ 30.170                                  453
  *10,000   Professional Detailing, Inc. @ 92.000              920
                                                           -------
                                                             9,059
                                                            ------
            Medical / Ethical Drugs - 10.2%
  *80,000   Andrx Group @ 77.000                             6,160
   19,400   Axcan Pharma, Inc. @ 11.500                        223
   20,000   King Pharmaceuticals, Inc. @ 53.750              1,075
  *80,000   SICOR, Inc. @ 23.100                             1,848
                                                           -------
                                                             9,306
                                                           -------
            Medical - Generic Drugs - 1.0%
   50,000   Duramed Pharmaceuticals, Inc. @ 17.890             894
                                                           -------
            Medical - Nursing Homes /
            Outpatient Care - 1.4%
   50,000   Sunrise Assisted Living, Inc. @ 26.250           1,313
                                                           -------

See notes to Portfolio of Investments

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                        Portfolio of Investment (cont'd)


Shares       Company (Closing Price)                          Value
-------------------------------------------------------------------
             Medical - Products - 5.6%
    30,000   Closure Medical Corp. @ 22.970                $    689
   *98,000   Polymedica Corp. @ 40.500                        3,969
   139,900   Zevex International, Inc. @ 3.600                  504
                                                           --------
                                                              5,162
                                                           --------
             Oil & Gas - Machinery / Equipment - 1.2%
  **30,000   Carbo Ceramics, Inc. @ 37.050                    1,111
                                                           --------
             Oil & Gas - U.S. Exploration &
             Production - 6.4%
   100,000   PetroQuest Energy, Inc. @ 7.000                    700
    60,000   Prima Energy Corp. @ 24.090                      1,445
  **60,000   RPC, Inc. @ 14.200                                 852
    60,000   Remington Oil & Gas Corp. @ 19.000               1,900
  **50,000   Vintage Petroleum, Inc. @ 18.700                   935
                                                           --------
                                                              5,832
                                                           --------
             Pollution Control - Services - 0.8%
   *20,000   Waste Connections, Inc. @ 31.437                   720
                                                           --------
             Restaurants - 2.7%
    40,000   P.F. Changs China Bistro @ 37.900                1,516
    30,000   Panera Bread Company @ 31.570                      947
                                                           --------
                                                              2,463
                                                           --------
             Retail - Apparel - 11.8%
   150,000   Chico's FAS, Inc. @ 29.750                       4,462
    45,000   Christopher & Banks Corp. @ 32.600               1,467
    80,000   Hot Topic, Inc. @ 31.100                         2,488
    20,000   PriceSmart, Inc. @ 43.500                          870
    50,000   Skechers USA, Inc. @ 29.230                      1,462
                                                           --------
                                                             10,749
                                                           --------
             Retail - Mail Order & Direct - 0.8%
    30,000   1-800 Contacts @ 24.790                            744
                                                           --------
             Retail / Wholesale - Computers - 2.6%
    50,000   Scansource, Inc. @ 47.420                        2,371
                                                           --------
             Telecommunications - Equipment - 7.0%
    40,000   Catapult Communications Corp. @ 22.500             900
    24,100   Comtech Telecommunications Corp. @ 38.125          337
    60,000   Ectel Ltd. @ 14.500                                870
   300,000   Fibercore, Inc. @ 6.510                          1,953
  **60,000   Frequency Electronics, Inc. @ 18.500             1,110
    50,000   ViaSat, Inc. @ 23.880                            1,194
                                                           --------
                                                              6,364
                                                           --------
             Transportation - Shipping - 1.0%
    30,000   A.C.L.N. Limited @ 31.150                          935
                                                           --------
             Total Common Stocks
             (Cost:  $57,566,000)                          $ 87,877
                                                           --------

Face Amount                                                   Value
-------------------------------------------------------------------

             COMMERCIAL PAPER- 4.0%
$3,700,000   Household Financial
             4.12%, due 07-02-01                              3,700
                                                           --------
             Total Commercial Paper
             (Cost:  $3,700,000)                              3,700

             Total Investments - 100.2%
             (Cost:  $61,266,000)                            91,577
                                                           --------

Contracts                                                     Value
-------------------------------------------------------------------

             Covered call options - (0.2%)
       100   Advance PCS, July $70                              (3)
       100   Andrx Group, September $95                         (9)
       100   Carreker Corp., August $45                          --
       200   Carreker Corp., July $20                          (39)
       220   Digital Lightwave, Inc., July $65                  (1)
       100   Intranet Solutions, Inc., August $60               (1)
       100   Optimal Robotics, July $35                        (38)
       100   Pericom Semiconductor, August $30                   --
       100   Polymedica Corp., July $45                         (6)
       200   Polymedica Corp., September $55                   (28)
       100   Professional Detailing, Inc., July $120             --
       100   Qlogic Corp., July $95                              --
       100   Qlogic Corp., August $80                          (29)
       100   Qlogic Corp., July $75                            (10)
        95   Rudolph Technologies, Inc., August $60            (13)
        10   SICOR, Inc., August $20                            (2)
       200   Sonicwall, Inc., July $25                         (11)
       100   Waste Connection, Inc., July $35                   (8)
                                                           --------
             Total Covered Call Options
             (Premiums received : $261,000)                   (198)

             Other Assets less Liabilities - 0.0%                13
                                                           --------

             NET ASSETS - 100%                             $ 91,392
                                                           ========

Notes to Portfolio of Investments
-----------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at June 30, 2001 to cover call options written. The aggregate market value was $9,189,000.

** Income producing security during the period ended June 30, 2001.

Based on the cost of investments of $61,266,000 for federal income tax purposes at June 30, 2001, the aggregate gross unrealized appreciation was $35,856,000, the aggregate gross unrealized depreciation was $5,482,000 and the net unrealized appreciation of investments was $30,374,000.

                          OBERWEIS MICRO-CAP PORTFOLIO
                            Portfolio of Investments

                       June 30, 2001 (value in thousands)


 Shares     Company (Closing Price)                               Value
-----------------------------------------------------------------------
            COMMON STOCKS - 98.0%
            Beverages - 1.0%
   60,000   Central European Distribution Corp. @ 4.490         $   269
                                                                -------
            Building / Construction - Products - 0.5%
   46,000   Flour City International, Inc. @ 3.100                  143
                                                                -------
            Commercial Services - Misc. - 10.7%
 **40,000   Avert, Inc. @ 21.650                                    866
   20,000   Clark / Bardes Holdings, Inc. @ 22.600                  452
   25,000   FTI Consulting Group, Inc. @ 21.800                     545
   30,000   ICT Group, Inc. @ 16.170                                485
   20,000   Keith Companies, Inc. @ 17.400                          348
   37,000   U.S. Laboratories, Inc. @ 9.810                         363
                                                                -------
                                                                  3,059
                                                                -------
            Computer - Peripheral Equipment - 0.9%
  100,000   Neoware Systems, Inc. @ 2.600                           260
                                                                -------
            Computer Services - 0.6%
   34,200   Innodata Corp. @ 3.080                                  105
   40,700   Sento Corp. @ 1.720                                      70
                                                                -------
                                                                    175
                                                                -------
            Computer Software - Enterprise - 7.8%
   30,000   Ansoft Corp. @ 17.000                                   510
   20,000   Aremissoft Corp. @ 16.200                               324
   80,000   Healthcare.com Corp. @ 4.570                            366
   50,000   Innoveda, Inc. @ 2.560                                  128
 **20,000   TALX Corp. @ 39.950                                     799
   17,700   Tecknowledge Corp. @ 5.480                               97
                                                                -------
                                                                  2,224
                                                                -------
            Computer Software - Finance - 1.9%
   21,300   EPIQ Systems, Inc. @ 25.690                             547
                                                                -------
            Consumer Products - Misc. - 0.7%
   40,000   Integrity, Inc. @ 5.680                                 227
                                                                -------
            Electrical - Misc. Components - 0.7%
   44,000   White Electronic Designs @ 4.330                        191
                                                                -------
            Electrical - Products - 0.9%
   30,000   Ceradyne, Inc. @ 8.100                                  243
                                                                -------
            Electronics - Laser Systems - 1.4%
   30,000   Rofin-Sinar Technologies @ 13.500                       405
                                                                -------
            Electronics - Scientific Instruments - 0.2%
   23,600   Food Technology Service, Inc. @ 2.100                    49
                                                                -------
            Electronics - Semiconductors / Components - 3.6%
   20,000   Amtech Systems, Inc. @ 9.550                            191
   30,000   MATEC Corp. @ 4.250                                     128
   80,000   M~Wave,Inc. @ 7.000                                     560
   60,000   XeTel Corp. @ 2.670                                     160
                                                                -------
                                                                  1,039
                                                                -------
            Energy - 0.7%
   29,200   U.S. Energy Systems, Inc. @ 6.380                       186
                                                                -------
            Finance - Investment Management - 0.3%
    9,200   UTEK Corp. @ 8.000                                       74
                                                                -------
            Financial Services - 0.3%
   20,000   Crown Group, Inc. @ 3.750                                75
                                                                -------
            Food - Misc. - 9.2%
   97,000   Monterey Pasta Company @ 7.950                          771
   26,500   Odwalla, Inc. @ 10.300                                  273
   23,200   Sherwood Brands, Inc. @ 4.700                           109
  100,000   Suprema Specialities @ 14.750                         1,475
                                                                -------
                                                                  2,628
                                                                -------
            Leisure - Gaming - 0.5%
   50,000   Interactive Systems
            Worldwide, Inc. @ 2.800                                 140
                                                                -------
            Leisure - Services - 0.4%
   58,200   Collectors Universe, Inc. @ 1.900                       111
                                                                -------
            Medical - Biomed / Genetics - 1.9%
    7,200   Advanced Magnetics, Inc. @ 4.250                         31
   40,000   Neogen Corp. @ 12.950                                   518
                                                                -------
                                                                    549
                                                                -------
            Medical / Dental Services - 6.6%
   80,000   Bioanalytical System, Inc. @ 8.950                      716
   40,000   SFBC International, Inc. @ 29.000                     1,160
                                                                -------
                                                                  1,876
                                                                -------
            Medical / Ethical Drugs - 3.4%
   97,500   Bradley Pharmaceuticals, Inc. @ 5.150                   502
   15,000   First Horizon Pharmaceutical Corp. @ 32.100             481
                                                                -------
                                                                    983
                                                                -------
            Medical Instruments - 3.8%
   30,000   HealthTronics Surgical Services, Inc. @ 10.000          300
   59,900   Meridian Medical Technology @ 13.250                    794
                                                                -------
                                                                  1,094
                                                                -------
            Medical Outpatient / Home Care - 1.3%
   20,000   Dynacq International, Inc. @ 19.230                     385
                                                                -------


See notes to Portfolio of Investments.

                          OBERWEIS MICRO-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)



 Shares       Company (Closing Price)                             Value
-----------------------------------------------------------------------

           Medical - Products - 4.0%
  25,000   Integra LifeSciences Holdings Corp. @ 8.625          $   541
  10,000   Possis Medical, Inc. @ 12.050                            121
  15,000   Regeneration Technologies, Inc. @ 8.800                  132
 100,000   Zevex International, Inc. @ 3.600                        360
                                                                -------
                                                                  1,154
                                                                -------
           Oil & Gas - U.S. Exploration & Production - 6.5%
  25,000   Carrizo Oil & Gas, Inc. @ 5.410                          135
  30,000   Edge Petroleum Corp. @ 5.850                             175
  40,000   Equity Oil Company @ 3.020                               121
  40,000   Key Production Company, Inc. @ 16.650                    666
  20,000   Magnum Hunter Resources @ 8.900                          178
  80,000   Meridian Resouce Corp. @ 7.170                           574
                                                                -------
                                                                  1,849
                                                                -------
           Pollution Control - Equipment - 6.7%
*120,000   Headwaters, Inc. @ 16.000                              1,920
                                                                -------
           Pollution Control - Services - 1.7%
  11,900   TRC Companies, Inc. @ 40.170                             478
                                                                -------
           Restaurants - 6.0%
  20,000   Buca, Inc. @ 21.750                                      435
 100,000   Chicago Pizza & Brewery, Inc. @ 5.050                    505
  80,000   Famous Dave's of America, Inc. @ 9.670                   774
                                                                -------
                                                                  1,714
                                                                -------
           Retail - Apparel - 0.7%
   6,900   Chico's FAS, Inc. @ 29.750                               205
                                                                -------
           Shoes & Related Apparel - 1.2%
  15,000   Vans, Inc. @ 23.500                                      353
                                                                -------
           Telecommunications - Equipment - 5.6%
 100,000   Gentner Communications @ 10.600                        1,060
  35,000   Rit Technologies, Ltd. @ 4.100                           144
  40,000   Telular Corp. @ 10.080                                   403
                                                                -------
                                                                  1,607
                                                                -------
            Telecommunications - Services - 3.4%
  20,000    Act Teleconferencing, Inc. @ 6.250                      125
  35,300    Evolving Systems, Inc. @ 5.600                          197
  39,800    Micro General Corp. @ 16.400                            653
                                                                -------
                                                                    975
                                                                -------
            Textile - Manufacturing - 1.0%
  25,000    Frenchtex @ .100                                          2
  18,500    Novel Denim Holdings Ltd. @ 15.300                      283
                                                                -------
                                                                    285
                                                                -------
            Transportation - Rail - 0.8%
  20,000    RailAmerica, Inc. @ 11.420                              228
                                                                -------
            Utility - Water Supply - 1.1%
**10,000    Pennichuck Corp. @ 31.300                               313
                                                                -------
            Total Common Stocks
            (Cost: $21,075,000)                                 $28,013
                                                                -------


Face Amount                                                       Value
-----------------------------------------------------------------------

            COMMERCIAL PAPER- 2.5%

$700,000    Household Financial
            4.12%, due 07-02-01                                 $   700
                                                                -------
            Total Commercial Paper
            (Cost:  $700,000)                                       700
                                                                -------
            Total Investments - 100.5%
            (Cost:  $21,775,000)                                 28,713
                                                                -------


Contracts                                                         Value
-----------------------------------------------------------------------
            COVERED CALL OPTIONS - (0.0%)

      50    Headwaters, Inc., July $17.50                       $    --
                                                                -------
            Total Covered Call Options
            (Premiums received : $2,000)                             --

            Other Liabilities less Assets - (0.5%)                 (139)
                                                                -------

            NET ASSETS - 100%                                   $28,574
                                                                =======

Notes to Portfolio of Investments
-----------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at June 30, 2001 to cover call options written. The aggregate market value was $80,000.

** Income producing security during the period ended June 30, 2001.

   Based on the cost of investments of $21,775,000 for federal income tax purposes at June 30, 2001, the aggregate gross unrealized appreciation was $9,509,000, the aggregate gross unrealized depreciation was $2,569,000 and the net unrealized appreciation of investments was $6,940,000.

                           OBERWEIS MID-CAP PORTFOLIO
                            Portfolio of Investments
                        June 30, 2001 (value in thousands)


 Shares        Company (Closing Price)                    Value
--------------------------------------------------------------------------

           COMMON STOCKS - 99.9%
           Commercial Services - Schools - 1.3%
   2,000   Career Education Corp. @ 59.900           $      120
                                                     ----------
           Commercial Services - Security - 2.9%
   4,000   Macrovision Corp. @ 68.500                       274
                                                     ----------
           Computer Manufacturers - 3.2%
  *8,000   Digital Lightwave, Inc. @ 36.960                 296
                                                     ----------
           Computer Memory Devices - 3.4%
   5,000   Advanced PCS @ 64.050                            320
                                                     ----------
           Computer - Services - 0.9%
   2,000   Cognizant Technology
           Solutions Corp. @ 42.450                          85
                                                     ----------
           Computer Software - Desktop - 3.2%
  15,000   Verity, Inc. @ 19.950                            299
                                                     ----------
           Computer Software - Enterprise - 14.2%
   1,000   Intranet Solutions, Inc. @ 38.050                380
   4,000   Mercury Interactive Corp. @ 59.900               240
   3,000   Micromuse, Inc. @ 27.990                          84
   5,000   NetIQ Corp. @ 31.290                             156
   8,000   SERENA Software, Inc. @ 36.340                   291
   5,000   Ulticom, Inc. @ 33.800                           169
                                                     ----------
                                                          1,320
                                                     ----------
           Computer Software - Security - 1.2%
   2,250   Check Point Software Technologies, Ltd.
            @ 50.570                                        114
                                                     ----------
           Electrical - Equipment / Components - 2.7%
   5,000   C & D Technologies, Inc. @ 31.000                155
   5,000   DDi Corp. @ 20.000                               100
                                                     ----------
                                                            255
                                                     ----------
           Electrical - Scientific Instruments - 1.4%
   5,000   Newport Corp. @ 26.500                           132
                                                     ----------
           Electronics - Components /
           Semiconductors - 11.5%
   6,000   Cabot Microelectronics Corp. @ 62.000            372
  10,000   FEI Company @ 41.000                             410
   8,000   Pixelworks, Inc. @ 35.740                        286
                                                     ----------
                                                          1,068
                                                     ----------
           Financial Services - Misc. - 2.4%
  12,000   eFunds Corp. @ 18.600                            223
                                                     ----------
           Internet - E Commerce - 2.5%
   5,000   Hotel Reservations Network, Inc. @ 46.530        233
                                                     ----------
           Internet - ISP / Content - 2.2%
   6,000   HomeStore.com, Inc. @ 34.960                     210
                                                     ----------
           Internet - Network Security - 1.3%
   4,000   Netegrity, Inc. @ 30.000                         120
                                                     ----------
           Medical - Biomed / Genetics - 4.3%
   4,000   Cor Therapeutics, Inc. @ 30.500                  122
   1,000   Enzon, Inc. @ 62.500                              62
   3,000   Invitrogen Corp. @ 71.800                        215
                                                     ----------
                                                            399
                                                     ----------
           Medical - Dental Services - 3.8%
   6,000   Albany Molecular Research @ 38.010               228
   4,000   Pharmaceutical Product
           Development @ 30.510                             122
                                                     ----------
                                                            350
                                                     ----------
           Medical - Ethical Drugs - 7.9%
   5,000   Andrx Group @ 77.000                             385
   8,000   Biovail Corp. International @ 43.500             348
                                                     ----------
                                                            733
                                                     ----------
           Medical - Products - 7.7%
  31,000   Cytyc Corp. @ 23.050                             715
                                                     ----------
           Metal Fabrication - 1.7%
   4,000   Shaw Group, Inc. @ 40.100                        160
                                                     ----------
           Oil & Gas - Exploration - 6.5%
   6,000   Mitchell Energy & Development @ 46.250           277
  10,000   Triton Energy @ 32.750                           328
                                                     ----------
                                                            605
                                                     ----------
           Oil & Gas - Machinery - 2.5%
   7,000   Hanover Compressor Company @ 33.090              232
                                                     ----------
           Shoes & Related Apparel - 3.8%
  12,000   Skechers U.S.A., Inc. @ 29.230                   351
                                                     ----------
           Telecommunications -
           Equipment - 3.0%
  12,000   Polycom, Inc. @ 23.090                           277
                                                     ----------
           Textile - Apparel Manufacturing - 1.6%
   3,000   Columbia Sportswear Company @ 50.990             153
                                                     ----------
           Transportation - Shipping - 2.8%
  15,000   Frontline Limited @ 17.100                       257
                                                     ----------
           Total Common Stocks
           (Cost: $8,331,000 )                       $    9,301
                                                     ----------

See notes to Portfolio of Investments.

                           OBERWEIS MID-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)


Contracts                                              Value
-------------------------------------------------------------------

           COVERED CALL OPTIONS - (0.0%)
     80    Digital Lightwave, Inc., July $65              --
                                                  ----------
           Total Covered Call Options
           (Premiums received : $12,000)                  --

           Other Assets less Liabilities  - 0.1%          11
                                                  ----------

           NET ASSETS - 100%                      $    9,312
                                                  ==========


Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at June 30, 2001 to cover call options written. The aggregate market value was $296,000.

   Based on the cost of investments of $8,331,000 for federal income tax purposes at June 30, 2001, the aggregate gross unrealized appreciation was $2,100,000, the aggregate gross unrealized depreciation was $1,118,000 and the net unrealized appreciation of investments was $982,000.

                               THE OBERWEIS FUNDS
                       Statement of Assets and Liabilities
             June 30, 2001 (in thousands, except pricing of shares)

                                                                    Emerging Growth        Micro-Cap            Mid-Cap
                                                                       Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------
 Assets:
         Investment securities at value                                  $91,577            $28,713              $9,301
             (Cost: $61,266, $21,775 and $8,331, respectively)
         Cash                                                                 99                286                 140
         Receivable from fund shares sold                                     12                293                   1
         Receivable from securities sold                                   1,437                 --                  72
         Dividends and interest receivable                                     4                  2                   1
         Deferred organizational costs                                        --                 --                   2
         Prepaid Expenses                                                     22                 11                   7
                                                                         -------            -------              ------
             Total Assets                                                 93,151             29,305               9,524
                                                                         -------            -------              ------


 Liabilities:
         Options written at value
         (Premiums received: $261, $2 and $12, respectively)                 198                 --                  --
         Payable for fund shares redeemed                                     --                  1                  --
         Payable for securities purchased                                  1,307                642                 187
         Payable to advisor                                                   60                 23                   6
         Payable to distributor                                               18                  6                   2
         Accrued expenses                                                    176                 59                  17
                                                                         -------            -------              ------
             Total Liabilities                                             1,759                731                 212
                                                                         -------            -------              ------
 Net Assets                                                              $91,392            $28,574              $9,312
                                                                         =======            =======              ======
 Analysis of net assets:
         Aggregate paid in capital                                       $68,610            $23,307              $9,148
         Accumulated net realized loss on investments                     (7,592)            (1,673)               (818)
         Net unrealized appreciation of investments                       30,374              6,940                 982
                                                                         -------            -------              ------
             Net Assets                                                  $91,392            $28,574              $9,312
                                                                         =======            =======              ======
 The Pricing of Shares:
         Net asset value and offering price per share
 Emerging Growth Portfolio:
         ($91,392,410 divided by 3,944,104 shares outstanding)           $ 23.17
                                                                         =======

 Micro-Cap Portfolio:
         ($28,573,595 divided by 1,762,892 shares outstanding)                              $ 16.21
                                                                                            =======

 Mid-Cap Portfolio:
         ($9,311,783 divided by 690,876 shares outstanding)                                                      $13.48
                                                                                                                 ======



                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
                             Statement of Operations
                  Six Months Ended June 30, 2001 (in thousands)

                                                                   Emerging Growth      Micro-Cap       Mid-Cap
                                                                      Portfolio         Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------
 Investment Income:
         Interest                                                      $    49            $   31        $     1
         Dividends                                                          18                16             16
                                                                       -------            ------        -------
             Total Investment Income                                        67                47             17
                                                                       -------            ------        -------

 Expenses:
         Investment advisory fees                                          178                71             19
         Management fees                                                   166                48             19
         Transfer agent fees and expenses                                  117                39             26
         Distribution fees                                                 104                30             12
         Custodian fees and expenses                                        58                33             24
         Professional fees                                                  43                11              4
         Shareholder reports                                                16                 6              1
         Federal and state registration fees                                16                10              9
         Trustees' fees                                                      5                 1              1
         Organizational expenses                                            --                --              6
         Insurance                                                           4                 1             --
         Miscellaneous                                                       2                --             --
                                                                       -------            ------        -------
             Total Expenses                                                709               250            121
                                                                       -------            ------        -------

 Net Investment Loss Before Expense Reimbursement                         (642)             (203)          (104)
         Expense reimbursement and earnings credits                          7                12             26
                                                                       -------            ------        -------
 Net Investment Loss                                                      (635)             (191)           (78)

 Net Realized and Unrealized Gain (Loss) on Investments:
 Net realized loss on investments                                       (8,214)             (918)          (772)
 Net realized gain from covered call options written                     1,213                57             86
                                                                       -------            ------        -------
         Total net realized loss                                        (7,001)             (861)          (686)
 Increase (decrease) in net unrealized appreciation of investments      14,929             4,769         (1,943)
                                                                       -------            ------        -------
 Net realized and unrealized gain (loss) on investments                  7,928             3,908         (2,629)
                                                                       -------            ------        -------
 Net increase (decrease) in net assets resulting from operations       $ 7,293            $3,717        $(2,707)
                                                                       =======            ======        =======




                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

-------------------------------------------------------------------------------------------------------------------------
                                                                                         Emerging Growth Portfolio
                                                                                   --------------------------------------
                                                                                   Six Months Ended        Year Ended
                                                                                     June 30, 2001      December 31, 2000
                                                                                   --------------------------------------
  From Operations:
         Net investment loss                                                           $   (635)            $  (1,422)
         Net realized gain (loss) on investments                                         (7,001)               26,498
         Increase (decrease) in net unrealized appreciation of investments               14,929               (34,676)
                                                                                       --------             ---------
         Net increase (decrease) in net assets resulting from operations                  7,293                (9,600)
                                                                                       --------             ---------

 From Distributions:
         Distributions from net realized gains on investments                                --               (35,801)
                                                                                       --------             ---------

 From Capital Share Transactions:
         Net proceeds from sale of shares                                                23,968                66,276
         Proceeds from reinvestment of distributions                                         --                33,620
         Redemption of shares                                                           (23,512)              (75,980)
                                                                                       --------             ---------
Net increase from capital share transactions                                                456                23,916
                                                                                       --------             ---------
         Total increase (decrease) in net assets                                          7,749               (21,485)

 Net Assets:
         Beginning of period                                                             83,643               105,128
                                                                                       --------             ---------
         End of period                                                                 $ 91,392             $  83,643
                                                                                       ========             =========

 Transactions in Shares:
         Shares sold                                                                      1,107                 1,803
         Shares issued in reinvestment of dividends                                          --                 1,343
         Less shares redeemed                                                            (1,110)               (2,107)
                                                                                       --------             ---------
         Net increase (decrease) from capital share transactions                             (3)                1,039
                                                                                       ========             =========


                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

-------------------------------------------------------------------------------------------------------------------------
                                                                                              Micro-Cap Portfolio
                                                                                   --------------------------------------
                                                                                   Six Months Ended        Year Ended
                                                                                     June 30, 2001      December 31, 2000
                                                                                   --------------------------------------
From Operations:
         Net investment loss                                                            $  (191)             $  (424)
         Net realized gain (loss) on investments                                           (861)               5,415
         Increase (decrease) in net unrealized appreciation of investments                4,769               (7,009)
                                                                                        -------              -------
         Net increase (decrease) in net assets resulting from operations                  3,717               (2,018)
                                                                                        -------              -------

 From Distributions:
         Distributions from net realized gains on investments                                --               (2,907)
                                                                                        -------              -------

 From Capital Share Transactions:
         Net proceeds from sale of shares                                                19,621                9,110
         Proceeds from reinvestment of distributions                                         --                2,699
         Redemption of shares                                                           (15,255)              (7,694)
                                                                                        -------              -------
         Net increase from capital share transactions                                     4,366                4,115
                                                                                        -------              -------
         Total increase (decrease) in net assets                                          8,083                 (810)

 Net Assets:
         Beginning of period                                                             20,491               21,301
                                                                                        -------              -------
         End of period                                                                  $28,574              $20,491
                                                                                        =======              =======

 Transactions in Shares:
         Shares sold                                                                      1,274                  496
         Shares issued in reinvestment of dividends                                          --                  175
         Less shares redeemed                                                            (1,024)                (416)
                                                                                        -------              -------
         Net increase from capital share transactions                                       250                  255
                                                                                        =======              =======



                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                Mid-Cap Portfolio
                                                                                   --------------------------------------
                                                                                   Six Months Ended        Year Ended
                                                                                     June 30, 2001      December 31, 2000
                                                                                   --------------------------------------
From Operations:
         Net investment loss                                                            $   (78)             $  (275)
         Net realized gain (loss) on investments                                           (686)               1,451
         Decrease in net unrealized appreciation of investments                          (1,943)              (3,087)
                                                                                        -------              -------
         Net decrease in net assets resulting from operations                            (2,707)              (1,911)
                                                                                        -------              -------

 From Distributions:
         Distributions from net realized gains on investments                                --               (2,666)
                                                                                        -------              -------

 From Capital Share Transactions:
         Net proceeds from sale of shares                                                 2,838                7,680
         Proceeds from reinvestment of distributions                                         --                2,430
         Redemption of shares                                                            (3,127)              (7,310)
                                                                                        -------              -------
         Net increase (decrease) from capital share transactions                           (289)               2,800
                                                                                        -------              -------
         Total decrease in net assets                                                    (2,996)              (1,777)

 Net Assets:
         Beginning of period                                                             12,308               14,085
                                                                                        -------              -------
         End of period                                                                  $ 9,312              $12,308
                                                                                        =======              =======

 Transactions in Shares:
         Shares sold                                                                        190                  292
         Shares issued in reinvestment of dividends                                          --                  128
         Less shares redeemed                                                              (218)                (281)
                                                                                        -------              -------
         Net increase (decrease) from capital share transactions                            (28)                 139
                                                                                        =======              =======


                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
                          Notes to Financial Statements
                                  June 30, 2001


1. Significant Accounting Policies

Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of trading on the CBOE. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board Options Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Repurchase agreements. Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held through the Funds' custodian bank and is monitored daily by each Fund so that its market value exceeds the carrying value of the repurchase agreement.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. The Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio paid net long term realized gains from the sale of securities of $29,395,000, $2,907,000 and $1,700,000, respectively and the Emerging Growth Portfolio and Mid-Cap Portfolio paid net short term realized gains from the sale of securities of $6,406,000 and $966,000, respectively in 2000 to shareholders of record on November 9, 2000.

Organizational costs. Organizational costs of the Mid-Cap Portfolio have been capitalized and are being amortized on a daily basis using the straight line method over five years.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

AICPA Audit and Accounting Guide. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), was issued, and is effective for fiscal years beginning after December 15, 2000. The Funds comply with all applicable aspects of the Guide and expect that the impact of the Guide will be insignificant.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis Securities, Inc. ("Oberweis Securities"), an affiliate of OAM, is the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $178,000, $71,000, and $19,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $166,000, $48,000 and $19,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Micro-Cap Portfolio and Mid-Cap Portfolio $9,000 and $25,000, respectively for the period ended June 30, 2001.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the period ended June 30, 2001, the Funds made no direct payments to its officers and paid $7,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the period ended June 30, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $104,000, $30,000 and $12,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the period ended June 30, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $22,000, $1,000 and $2,000, respectively to Oberweis Securities.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2001, other than options written and money market investments, aggregated $30,838,000 and $35,492,000, respectively, for the Emerging Growth Portfolio, $14,592,000 and $10,887,000, respectively, for the Micro-Cap Portfolio, and $6,322,000 and $6,144,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the period ended June 30, 2001 were as follows:

                                                 Emerging Growth              Micro-Cap               Mid-Cap
                                                    Portfolio                 Portfolio             Portfolio
                                             -----------------------    ---------------------  ---------------------
                                               Number                    Number                 Number
                                                 of         Premiums       of       Premiums      of       Premiums
                                              Contracts     Received    Contracts   Received   Contracts   Received
                                             ------------------------   ---------------------  ---------------------
Options outstanding at beginning of period        2,525   $   283,000         60    $  8,000         40    $   4,000
Options written                                   8,459     1,131,000        333      51,000        722       94,000
Options expired                                  (7,993)   (1,021,000)      (343)    (57,000)      (682)     (86,000)
Options closed                                     (430)      (44,000)        --          --         --           --
Options assigned                                   (436)      (88,000)        --          --         --           --
                                             ------------------------   ---------------------  ---------------------
Options outstanding at end of period              2,125   $   261,000         50    $  2,000         80    $  12,000

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. Redemption fee

A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $38,000 and $8,000, respectively, for the period ended June 30, 2001, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $7,000, $3,000 and $2,000, respectively. During the period ended June 30, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $5,000, $4,000 and $1,000, respectively, which is included in custodian fees and expenses in the statement of operations.

                              FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period is as follows:

                                                                                Emerging Growth Portfolio
                                                             -------------------------------------------------------------
                                                             Six Months Ended             Years ended December 31,
                                                               June 30, 2001      2000        1999        1998       1997
                                                             -------------------------------------------------------------
Net asset value at beginning of period                            $21.19          $36.15     $23.60      $25.71     $32.86
Income (loss) from investment operations:
Net investment loss (a)                                             (.16)           (.48)      (.41)       (.33)      (.37)
Net realized and unrealized gain (loss) on investments              2.14           (1.37)     12.96        (.63)     (2.14)
                                                                 -------         -------   --------     -------   --------
Total from investment operations                                    1.98           (1.85)     12.55        (.96)     (2.51)
Less distributions:
Distribution from net realized gains on investments                   --          (13.11)        --       (1.15)     (4.64)
                                                                 -------         -------   --------     -------   --------
Net asset value at end of period                                  $23.17          $21.19     $36.15      $23.60     $25.71
                                                                 =======         =======   ========     =======   ========

Total Return (%)                                                     9.3(c)        (10.7)      53.2        (3.1)      (8.6)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                       $91,392         $83,643   $105,128     $93,115   $139,983
Ratio of expenses to average net assets (%)                         1.71(b)         1.42       1.59        1.55       1.44
Ratio of net investment loss to average net assets (%)             (1.53)(b)       (1.27)     (1.56)      (1.37)     (1.18)
Portfolio turnover rate (%)(b)                                        74              73         63          49         75
Average commission rate paid                                      $.0331          $.0342     $.0305      $.0280     $.0337

----------
Notes:

(a) The net investment loss per share data was determined using average shares outstanding during the period.
(b) Annualized
(c) Not annualized

                              FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                    Micro-Cap Portfolio
                                                              ---------------------------------------------------------------
                                                              Six Months Ended             Years ended December 31,
                                                                June 30, 2001      2000        1999        1998        1997
                                                              ---------------------------------------------------------------
Net asset value at beginning of period                              $13.54        $16.94      $14.18      $13.59      $12.28
Income (loss) from investment operations:
Net investment loss (a)                                               (.10)         (.33)       (.28)       (.24)       (.21)
Net realized and unrealized gain (loss) on investments                2.77          (.74)       3.04         .83        1.52
                                                                   -------       -------     -------     -------     -------
Total from investment operations                                      2.67         (1.07)       2.76         .59        1.31
Less distributions:
Distribution from net realized gains on investments                     --         (2.33)         --          --          --
                                                                   -------       -------     -------     -------     -------
Net asset value at end of period                                    $16.21        $13.54      $16.94      $14.18      $13.59
                                                                   =======       =======     =======     =======     =======

Total Return (%)                                                      19.7(d)       (8.0)       19.5         4.3        10.7
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                         $28,574       $20,491     $21,301     $28,290     $36,837
Ratio of expenses to average net assets (%)                           2.00(b)(c)    1.96        2.00(b)     1.99(b)     1.81
Ratio of net investment loss to average net assets (%)               (1.60)(c)     (1.79)      (1.98)      (1.83)      (1.52)
Portfolio turnover rate (%)(c)                                          95            79          46          41          89
Average commission rate paid                                        $.0291        $.0271      $.0328      $.0288      $.0343

----------
Notes:

(a) The net investment loss per share data was determined using average shares outstanding during the period.
(b) Net of expense reimbursement from related parties. The expense ratio would have been 2.10%, 2.17% and 2.06% for the period ended June 30, 2001, and December 31, 1999 and 1998, respectively, before expense reimbursement and earnings credits.
(c) Annualized.
(d) Not annualized.
*   Commencement of operations

                              FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                   Mid-Cap Portfolio
                                                             -------------------------------------------------------------
                                                             Six Months Ended            Years ended December 31,
                                                               June 30, 2001      2000        1999        1998       1997
                                                             -------------------------------------------------------------
Net asset value at beginning of period                            $17.12         $24.29      $12.86      $10.51     $10.29
Income (loss) from investment operations:
Net investment loss (a)                                             (.12)          (.46)       (.31)       (.21)      (.19)
Net realized and unrealized gain (loss) on investments             (3.52)         (2.27)      14.22        2.56        .76
                                                                  ------        -------     -------      ------     ------
Total from investment operations                                   (3.64)         (2.73)      13.91        2.35        .57
Less distributions:
Distribution from net realized gains on investments                   --          (4.44)      (2.48)         --       (.35)
                                                                  ------        -------     -------      ------     ------
Net asset value at end of period                                  $13.48         $17.12      $24.29      $12.86     $10.51
                                                                  ======        =======     =======      ======     ======

Total Return (%)                                                   (21.3)(d)      (13.1)      112.7        22.4        5.4
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                        $9,312        $12,308     $14,085      $6,916     $6,347
Ratio of expenses to average net assets (%)                         2.00(b)(c)     1.86        2.00(b)     2.00(b)    2.00(b)
Ratio of net investment loss to average net assets (%)             (1.64)(c)      (1.78)      (1.93)      (1.94)     (1.81)
Portfolio turnover rate (%)(c)                                       125             97         153          72        106
Average commission rate paid                                      $.0304         $.0269      $.0345      $.0305     $.0318

-----------
Notes:
(a) The net investment loss per share data was determined using average shares outstanding during the period.
(b) Net of expense reimbursement from related parties. The expense ratios would have been 2.55%, 2.43%, 2.61%, and 2.46%, for the period ended June 30, 2001, and December 31, 1999, 1998,and 1997, respectively, before expense reimbursement and earnings credits.
(c) Annualized.
(d) Not annualized.

                                                       [LOGO] The Oberweis Funds


                                                              Semi-Annual Report
                                                                  Unaudited
                                                                June 30, 2001

Trustees and Officers
James D. Oberweis                   Thomas J. Burke
Trustee and President               Trustee

Douglas P. Hoffmeyer                Edward F. Streit
Trustee                             Trustee

Patrick B. Joyce                    Martin L. Yokosawa
Executive Vice President            Senior Vice President
Treasurer

James W. Oberweis                   Steven J. LeMire
Senior Vice President               Vice President
                                    Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweis.net

Distributor
Oberweis Securities, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
Sunstone Financial Group, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601



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